LORD ABBETT INVESTMENT TRUST -
                     LIMITED DURATION U.S. GOVERNMENT FUND

                       Supplement dated December 2, 2002
                                  to Prospectus


The following information hereby supplements the Lord Abbett Investment Trust - Limited Duration U.S. Government Fund - Class A, B, C, and P Shares Prospectus dated April 1, 2002, as amended August 1, 2002.

The first heading on page 23 of the Prospectus has been revised to add Limited Duration U.S. Government Fund.

The heading of the shaded table on page 23 of the Prospectus has been revised to add Limited Duration U.S. Government Fund.